SHARE CAPITAL AND SHARE-BASED PAYMENTS - Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 6,095	$ 10,290
Cost of inventory
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	190	97
Cash-settled	1,639	2,109
General and administrative expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	1,988	1,999
Cash-settled	2,237	5,948
Exploration, evaluation and reclamation expenses
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	41	37
Cash-settled	$ 0	$ 100